Employee Compensation - Pension and Other Employee Future Benefits - Additional Information (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2025	Oct. 31, 2024
Disclosure of defined benefit plans [line items]
Estimated Benefit payments	$ 605
Increase Decrease In Defined Benefit Plan Assets Recognized In Other Comprehensive Income	47
Other comprehensive loss write down of surplus assets	62
Recognized As Reduction In Employee Compensation Expense [Member]
Disclosure of defined benefit plans [line items]
Defined benefit plans impact of plan amendments expenses	19
Pension Plans [member]
Disclosure of defined benefit plans [line items]
Defined benefit plans impact of plan amendments expenses	19
Pension Plans [member] | Scenario, Forecast [Member]
Disclosure of defined benefit plans [line items]
Estimated Benefit payments	41
Other employee future benefit plans [member]
Disclosure of defined benefit plans [line items]
Defined benefit plans impact of plan amendments expenses		$ 84
Other comprehensive loss write down of surplus assets	0
Other employee future benefit plans [member] | Employee Compensation Expense [Member]
Disclosure of defined benefit plans [line items]
Defined benefit plan amendments gain loss	84
Other employee future benefit plans [member] | Scenario, Forecast [Member]
Disclosure of defined benefit plans [line items]
Estimated Benefit payments	$ 23